Provision for Income Taxes (Tables)	12 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Provision for Income Taxes

The sources and tax effects of the differences are as follows:

	Year Ended June 30
	2017	2016

Expected tax at 35%	$(33,528)	$(43,875)
Increase in valuation allowance	33,528	43,875
Provision for (benefit from) income taxes	$-	$-

Schedule of Deferred Tax Assets

Deferred tax assets as of June 30, 2017 and June 30, 2016 are calculated as follows:

	2017	2016
Deferred tax assets:
Net operating loss carry forward	$427,823	$394,295
Less: valuation allowance	(427,823)	(394,295)
Net deferred tax assets	$-	$-